EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
EQUITY METHOD INVESTMENTS [Abstract]
Summary of financial information for equity method investees
A summary of financial information for our equity method investees in the aggregate is as follows (in millions):

Year Ended December 31,[1]	2015	2014	2013
Net operating revenues	$47,498	$52,627	$53,038
Cost of goods sold	28,749	31,810	32,377
Gross profit	$18,749	$20,817	$20,661
Operating income	$4,483	$4,489	$4,380
Consolidated net income	$2,299	$2,440	$2,364
Less: Net income attributable to noncontrolling interests	65	74	62
Net income attributable to common shareowners	$2,234	$2,366	$2,302
Equity income (loss) — net	$489	$769	$602
[1] The financial information represents the results of the equity method investees during the Company's period of ownership.

December 31,	2015	2014
Current assets	$17,524	$16,184
Noncurrent assets	36,498	40,080
Total assets	$54,022	$56,264
Current liabilities	$11,820	$12,477
Noncurrent liabilities	14,467	16,657
Total liabilities	$26,287	$29,134
Equity attributable to shareowners of investees	$26,854	$26,363
Equity attributable to noncontrolling interests	881	767
Total equity	$27,735	$27,130
Company equity investment	$12,318	$9,947